Share capital and reserves - Allotted, called up and fully paid shares (Details)	Jun. 30, 2024 $ / shares	Jun. 30, 2024 GBP (£) shares	Dec. 31, 2023 GBP (£) shares
Share capital and reserves
Number of shares allotted, called up and fully paid shares		223,249,244	221,249,244
Share capital | £		£ 16,854	£ 16,681
Ordinary Share
Share capital and reserves
Number of shares authorized		500,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares allotted, called up and fully paid shares		223,249,244	221,249,244
Share capital | £		£ 16,854	£ 16,681